CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details Narrative) - USD ($)	1 Months Ended													3 Months Ended	12 Months Ended
	Nov. 30, 2022	May 31, 2022	Mar. 31, 2022	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022
Price per share													$ 0.001
Accrued interest															$ 15,977	$ 4,446
Debt instrument, face amount													$ 25,000
Convertible notes, payable													$ 25,000
Interest rate													10.00%
Interest due date													January 2021
Common stock, shares issued for cash, shares															63,000	101,610
Total repayment																$ 93,697
Repayment of convertible notes payable															$ 510,560	914,100
Legal fees															43,247	84,457
Mast Hill Fund LP [Member]
Promissory note with OID														$ 14,500	25,000		$ 22,300
Convertible promissory note														$ 145,000	250,000		223,000
Repayment of convertible notes payable															100,000
Principal financing fees															100,000
Conversion price		$ 0.005												$ 0.0025
Commissions fees		$ 18,000													10,440
Legal fees		7,000													3,000
Proceeds from loan originations		$ 200,000													$ 130,500
Conversion price, percentage		4.99%													4.99%
Remaining balance															$ 145,000		$ 223,000
Principal balance															9,500
Interest															30,000
Fees															7,000
Talos Victory Fund LLC [Member]
Promissory note with OID															13,500
Convertible promissory note															135,000
Accrued interest															$ 16,200
Conversion price															$ 0.005
Commissions fees															$ 9,720
Legal fees															4,000
Proceeds from loan originations															$ 107,780
Conversion price, percentage															4.99%
Remaining balance															$ 106,500
GS Capital Partners, LLC. [Member]
Promissory note with OID															6,500
Convertible promissory note															70,000
Commissions fees															4,900
Legal fees															3,000
Proceeds from loan originations															$ 63,650
Conversion price, percentage															70.00%
Remaining balance															$ 42,000
Monthly payment															7,840
Boot Capita lLLC [Member]
Promissory note with OID															5,600
Convertible promissory note															61,600
Commissions fees															3,360
Legal fees															$ 2,500
Conversion price, percentage															4.99%
Remaining balance															$ 61,600
Proceeds from loan originations															56,000
First Fire Note [Member]
Convertible promissory note						$ 250,000
Conversion price						$ 0.015
Proceeds from loan originations						$ 125,000
Repayment of convertible promissory note						125,000
Repayment of convertible notes				$ 50,000											200,000
Tiger Trout Note [Member]
Promissory note with OID						250,000
Convertible promissory note						$ 500,000
Conversion price						$ 0.015
Proceeds from loan originations						$ 250,000
Repayment of convertible promissory note						50,000
Repayment of convertible notes															200,000
Sixth Street Lending LLC [Member]
Promissory note with OID			$ 24,450
Convertible promissory note	$ 103,750														228,200
Proceeds from loan originations	$ 100,000		$ 200,000
Conversion price, percentage	65.00%		75.00%
Remaining balance	$ 103,750														45,640
Interest			$ 25,102
Monthly payment			$ 25,330
Interest rate	10.00%
Sixth Street Lending LLC [Member] | Minimum [Member]
Convertible promissory note premium	120.00%
Sixth Street Lending LLC [Member] | Maximum [Member]
Convertible promissory note premium	125.00%
SE Holdings Note [Member]
Repayment of convertible notes					$ 75,625	45,375
Third Party [Member]
Price per share										$ 0.065
Convertible notes, payable										$ 121,000	$ 55,500
Interest rate										9.00%	12.00%
Loans payable - related party										$ 106,000	$ 52,000
Interest due date											January 2022
Promissory note with OID										15,000
Convertible notes payable, current										$ 15,125
Discount rate										50.00%
Common stock, shares issued for cash, shares										2,000,000
Aggregate value										$ 65,000
Third Party [Member] | Minimum [Member]
Convertible promissory note premium									125.00%	125.00%	125.00%
Third Party [Member] | Maximum [Member]
Convertible promissory note premium									145.00%	145.00%	145.00%
EMA Note
Accrued interest								$ 3,499
Interest rate												10.00%
Loans payable - related party												$ 50,000
Repayment of principal amount								58,600
Interest due date												September 2021
Promissory note with OID												$ 4,100
Total repayment								93,697
Maturity date												Jun. 15, 2021
Prepayment of premium amount								$ 31,598
Principal amount												$ 58,600
EMA Note | Minimum [Member]
Convertible promissory note premium												120.00%
EMA Note | Maximum [Member]
Convertible promissory note premium												145.00%
Third Party 1 [Member]
Convertible notes, payable										$ 43,500
Interest rate										12.00%
Loans payable - related party										$ 43,500
Interest due date										January 2022
Conversion price, percentage										61.00%
Power Up Note #3
Convertible notes, payable									$ 68,750
Interest rate									12.00%
Loans payable - related party									$ 68,750
Total repayment															101,313
Repayment of convertible notes payable															68,750
Additional prepayment of convertible notes payable						5,063									27,500
Conversion price, percentage									61.00%
Power Up Note #4 [Member]
Convertible notes, payable							$ 78,750
Interest rate							12.00%
Loans payable - related party							$ 78,750
Total repayment															99,893
Repayment of convertible notes payable															78,750
Additional prepayment of convertible notes payable						$ 5,393									15,750
Conversion price, percentage							61.00%
Power Up Note #4 [Member] | Minimum [Member]
Convertible promissory note premium							125.00%
Power Up Note #4 [Member] | Maximum [Member]
Convertible promissory note premium							145.00%
Tri-Bridge Note #1 [Member]
Accrued interest															0	$ 4,178
Accrued interest forgiven by Tri-Bridge															$ 4,178
Mast Hill Note #3 [Member]
Conversion price															$ 0.001
Commissions fees															$ 16,050
Legal fees															5,000
Proceeds from loan originations															$ 179,650
Warrants with exercise price															$ 0.0014